SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Tables)	12 Months Ended
Dec. 29, 2019
Analysis of income and expense [abstract]
Disclosure of selling, general and administrative expense
Selling, general and administrative expenses:

	2019	2018

Selling expenses	$99,419	$108,363
Administrative expenses(1)	121,273	132,101
Distribution expenses	119,795	124,448
	$340,487	$364,912
(1) Impairment of trade accounts receivable has been presented separately on the statement of earnings (was previously included in administrative expenses), and comparative periods have been reclassified to conform to this presentation.

Disclosure of classes of employee benefits expense	Employee benefit expenses:

	2019	2018

Salaries, wages and other short-term employee benefits	$534,222	$541,769
Share-based payments	16,272	19,974
Post-employment benefits	41,864	31,922
	$592,358	$593,665